Operating Leases - Schedule of Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Schedule of Lease [Line Items]
Operating lease liabilities (related party)	$ 945
Operating lease cost	180	$ 127
Total	180	127
Cash paid for amounts included in the measurement of lease liability	$ 201	$ 142
Weighted-average remaining lease term - in years	6 years	3 years 10 months 24 days
Weighted-average discount rate	9.90%	5.00%
Related Party [Member]
Schedule of Lease [Line Items]
Operating lease right-of-use asset (related party)	$ 879	$ 464	$ 918
Operating lease liability, current portion (related party)	143	158	168
Operating lease liability, net of current portion (related party)	802	404	$ 778
Operating lease liabilities (related party)	$ 945	$ 562